Fair Value of Financial Instruments and Risk Management - Foreign Exchange Hedge Narrative (Details) - Foreign net investments - USD ($) $ in Billions	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 10.6	$ 10.2
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 2.1	$ 2.3